Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments by Category
Schedule of financial instruments by category
	Level	December 31, 2024	December 31, 2023
Assets -Amortised cost
Cash and cash equivalents		84,532	95,864
Trade receivables		863,244	697,512
Other receivables		1,304	2,085
Related parties – other receivables		13,714	7,157
		962,794	802,618
Assets - Fair value through profit or loss
Marketable securities	1	111,313	245,942
Other investments and interests in entities	3	1,608	9,879
		112,921	255,821
Liabilities -Amortised cost
Bonds		762,005	791,763
Lease liabilities		111,373	96,657
Reverse factoring		319,375	263,948
Suppliers		223,425	221,291
Accounts payable for business combination		429,546	587,917
Other liabilities - related parties		30,322	15,060
		1,876,046	1,976,636
Liabilities - Fair value through profit or loss
Accounts payable for business combination (i)	3	7,054	26,203
		7,054	26,203

(i)	Refers to earnout measured on acquisition of Phidelis (in the values presented in 2024 and 2023), and SEL (in the values presented in 2023), based on the economic activity of the acquired entity (post-closing price adjustments). Valuation techniques and significant unobservable inputs related to measurement are described below.

Schedule of valuation techniques and significant unobservable inputs
Entities	Valuation technique	Significant unobservable inputs	Inter-relationship between key unobservable inputs and fair value measurement
Phidelis	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).

1. The achievement of financial targets are linked to net revenue of the years 2024 and 2025.
2.Revenue: we consider for the revenue projection the continuity of old contracts and new contracts with average annual revenue growth of 21.1%.

The estimated fair value would increase (decrease) if: - Any product is no longer monetized (lower) - The risk-adjusted discount rates were lower (higher)

Schedule of changes in accounts payable for business combination
	December 31, 2024	December 31, 2023
Opening balance	614,120	625,277
Net additions (i)	-	28,043
Cash payment	-	(4,100)
Payments in installments	(170,999)	(92,152)
Interest payment	(65,855)	(8,096)
Interest adjustment	59,334	65,207
Remeasurement	-	(59)
Closing balance	436,600	614,120

(i)	In December 31, 2023 it includes the purchase price of Escola Start, in the amount of R$ 4,481, and the price adjustment in the acquisition of companies, in the amount of R$ 23,562, as follows: (i) increase of R$32,968 in the purchase price of Mind Makers, due to the performance of the business, considering the number of students who used the products made available by this entity in April 2023, in accordance with the 4thontractual amendment, which defined the targets for the payment of earnout, and (ii) reduction of R$9,406 in the price of the company Editora de Gouges (“Eleva”), as a result of the review of the net debt provided for in the shareholder’s agreement.

Level 3 of fair value hierarchy [member]
Financial Instruments by Category
Schedule of changes in accounts payable for business combination
Accounts payable for business combination- Level 3	December 31, 2023	Interest	Payment	December 31, 2024
Sociedade Educacional da Lagoa	17,920	153	(18,073)	-
Phidelis	8,283	344	(1,573)	7,054
	26,203	497	(19,646)	7,054